Concentration and Risk	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Concentration and Risk [Abstract]
Concentration and risk

11. Concentration and risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of
	December 31, 2023	December 31, 2024
	(Unaudited)	(Unaudited)
Percentage of the Group’s total revenue
Customer A	25%	21%
Customer B	17%	21%
Customer C	11%	11%
Customer D	*	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of
	December 31, 2023	December 31, 2024
	(Unaudited)	(Unaudited)
Percentage of the Group’s total cost of revenue
Supplier A	42%	*
Supplier B	15%	*
Supplier C	12%	*
Supplier D	11%	*
Supplier E	*	12%
Supplier F	*	12%
Supplier G	*	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s accounts receivable
Customer A	26%	16%
Customer H	17%	25%
Customer B	12%	22%
Customer I	11%	*
Customer C	10%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s contract liabilities
Customer J	32%	*
Customer K	30%	*
Customer L	25%	*
Customer M	*	15%
Customer N	*	34%
Customer O	*	18%
Customer D	*	28%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s advance to suppliers:

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s total cost of revenue
Supplier A	23%	*
Supplier B	16%	*
Supplier C	10%	*
Supplier D	*	*
Supplier E	*	12%
Supplier F	*	12%
Supplier G	*	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s accounts payable:

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s accounts payable
Supplier B	28%	*
Supplier L	25%	*
Supplier H	29%	*
Supplier C	*	14%
Supplier I	*	13%
Supplier J	*	14%

*	Represented the percentage below 10%

Currency risk

The Group mainly carries out operations in the PRC with most transactions settled in Renminbi. As of December 31, 2024, the Group’s cash and cash equivalent balance was denominated in Renminbi. The Group considers that the principal business is not exposed to significant foreign exchange risk as there are no significant financial assets or liabilities denominated in the currencies other than the respective functional currencies of our entities. The Group’s cash denominated in Renminbi amounted to RMB1,252,793 and RMB48,186,205, as of June 30, 2024 and December 31, 2024, respectively.

Interest rate risk

The Group is exposed to interest rate risk on interest-bearing assets and liabilities. As part of asset and liability risk management, the Group reviews and takes appropriate steps to manage interest rate exposures on interest-bearing assets and liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the six months ended December 31, 2023 and 2024.

Liquidity risk

The Group is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Group will turn to other financial institutions and the owners to obtain short-term funding to meet the liquidity shortage.

Credit Risk

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Group manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. The Group monitors receivable balances on an ongoing basis and our exposure to bad debts is not significant.

12.	Concentration and risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended June 30,
	2022	2023	2024
Percentage of the Group’s total revenue
Customer A	53%	16%	16%
Customer B	*	*	10%
Customer C	*	21%	*
Customer D	*	18%	*
Customer E	*	11%	*
Customer F	13%	*	*
Customer G	10%	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2023	2024
Percentage of the Group’s accounts receivable
Customer A	45%	26%
Customer H	23%	17%
Customer B	*	12%
Customer I	*	11%
Customer C	26%	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of June 30,
	2023	2024
Percentage of the Group’s contract liabilities
Customer J	*	32%
Customer K	53%	30%
Customer L	*	25%
Customer D	47%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended June 30,
	2022	2023	2024
Percentage of the Group’s total cost of revenue
Supplier A	*	10%	23%
Supplier B	*	*	16%
Supplier C	13%	18%	10%
Supplier D	19%	20%	*
Supplier E	10%	17%	*
Supplier F	*	10%	*
Supplier G	27%	*	*
Supplier H	11%	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s advance to suppliers:

	As of June 30,
	2023	2024
Percentage of the Group’s advance to suppliers
Supplier D	*	23%
Supplier I	*	22%
Supplier J	*	19%
Supplier E	13%	12%
Supplier K	*	10%
Supplier A	71%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s accounts payable:

	As of June 30,
	2023	2024
Percentage of the Group’s accounts payable
Supplier B	*	35%
Supplier L	*	22%
Supplier G	25%	12%
Supplier H	28%	11%
Supplier C	29%	*

*	Represented the percentage below 10%

Currency risk

The Group mainly carries out operations in the PRC with most transactions settled in Renminbi. As of June 30, 2023, the Group’s cash and cash equivalent balance was denominated in Renminbi. The Group considers that the principal business is not exposed to significant foreign exchange risk as there are no significant financial assets or liabilities denominated in the currencies other than the respective functional currencies of our entities. The Group’s cash denominated in Renminbi amounted to RMB48,527 and RMB1,252,793, as of June 30, 2023 and 2024, respectively.

Interest rate risk

The Group is exposed to interest rate risk on interest-bearing assets and liabilities. As part of asset and liability risk management, the Group reviews and takes appropriate steps to manage interest rate exposures on interest-bearing assets and liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years ended June 30, 2022, 2023 and 2024.

Liquidity risk

The Group is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Group will turn to other financial institutions and the owners to obtain short-term funding to meet the liquidity shortage.

Credit Risk

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Group manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. The Group monitors receivable balances on an ongoing basis and our exposure to bad debts is not significant.